Earnings per share	12 Months Ended
Dec. 31, 2025
Earnings per share
Earnings per share

(18) Earnings per share

-Accounting Principles-

Basic EPS is calculated by dividing the Net income (loss) attributable to shareholders by the weighted average number of common shares outstanding during the period, adjusted for own shares held. Diluted EPS is determined by adjusting the Net income (loss) attributable to shareholders and the weighted average number of common shares outstanding during the period, adjusted for own shares held, for the effects of all dilutive potential common shares, which comprises forward purchase contracts, restricted shares, performance shares and share options granted to employees.

-Earnings per share-

The weighted average number of ordinary shares is calculated as follows:

Shares in thousands	2025	2024	2023
Issued shares Jan 1	177,553	177,186	176,953
Treasury shares Jan 1	(167)	(250)	(250)
Effect of weighted average stock options exercised	192	359	214
Weighted average number of shares outstanding Dec 31	177,578	177,295	176,917

The basic and diluted EPS in 2025, 2024 and 2023 are calculated as follows:

in k€ except per share data, shares in thousands	2025	2024	2023
Net income (loss)	(103,517)	(196,078)	(83,913)
Weighted average number of shares outstanding Dec 31	177,578	177,295	176,917
Net income per share (basic)	(0.58)	(1.11)	(0.47)
Net income per share (diluted)	(0.58)	(1.11)	(0.47)

Diluted net income per share is computed by dividing the surplus attributable to shareholders of Evotec SE, by the weighted-average number of ordinary shares and share equivalents outstanding for the period determined using the treasury-stock method. For purposes of this calculation, stock options and SPA are common stock equivalents and are only included in the calculation of diluted net income per share when their effect is dilutive. In 2025, the number of potentially dilutive shares to be issued from stock options and SPA amounted to 2,905,171 (2024: 2,079,768). For calculating the diluted net result per share, the resulting dilutive shares are included from the beginning of the period. Diluted and non-diluted earnings per share are identical as all share equivalents are anti-dilutive.